Principal subsidiaries Principal subsidiaries - Principal in subsidiaries (Detail) - USD ($) $ in Millions		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Proportion of net beneficial interest		53.00%
Goodwill		$ 922	$ 912	$ 1,037
Oyu Tolgoi Llc [Member]
Disclosure of subsidiaries [line items]
Proportion of indirect ownership interest in subsidiary		33.50%
Robe River [Member]
Disclosure of subsidiaries [line items]
Group interest (%)		65.00%
Non-controlling interest (%)		12.00%
Proportion of net beneficial interest		53.00%
Kestrel Underground Coal Mine [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	80.00%
Consrcio De Alumnio Do Maranho [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		10.00%
Diavik Joint Venture [Member]
Disclosure of subsidiaries [line items]
Group interest (%)			60.00%
Proportion of ownership interest in joint venture		60.00%
Proportion receivable or contingent asset percent		40.00%
Argyle Diamonds Limited [Member]
Disclosure of subsidiaries [line items]
Group interest (%)			100.00%
Argyle Diamonds Limited [Member] | Ordinary [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
Dampier Salt Limited [Member] | Ordinary [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		68.36%
Group interest (%)		68.36%
Non-controlling interest (%)		31.64%
Energy Resources of Australia Ltd [Member]
Disclosure of subsidiaries [line items]
Group interest (%)			68.40%
Energy Resources of Australia Ltd [Member] | Ordinary [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		68.39%
Group interest (%)		68.39%	68.60%
Non-controlling interest (%)		31.61%
Hamersley Iron Pty Limited [Member]
Disclosure of subsidiaries [line items]
Group interest (%)		100.00%
Hamersley Iron Pty Limited [Member] | Ordinary [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
North Mining Limited [Member] | Robe River [Member]
Disclosure of subsidiaries [line items]
Non-controlling interest (%)		35.00%
North Mining Limited [Member] | Ordinary [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
Rio Tinto Aluminium (Holdings) Limited [Member] | Ordinary [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
Robe River Mining Co Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Group interest (%)		60.00%
Robe River Mining Co Pty Ltd [Member] | Robe River [Member]
Disclosure of subsidiaries [line items]
Non-controlling interest (%)		30.00%
Robe River Mining Co Pty Ltd [Member] | Class A and Class B Shares [Member]
Disclosure of subsidiaries [line items]
Group interest (%)		60.00%
Non-controlling interest (%)		40.00%
Robe River Mining Co Pty Ltd [Member] | Class A [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		40.00%
Robe River Mining Co Pty Ltd [Member] | Class B [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		76.36%
Alcan Alumina Ltda. [Member] | Quota [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
Iron Ore Company of Canada [Member] | Common [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		58.72%
Group interest (%)		58.72%
Non-controlling interest (%)		41.28%
Rio Tinto Fer et Titane Inc. [Member]
Disclosure of subsidiaries [line items]
Group interest (%)			100.00%
Rio Tinto Fer et Titane Inc. [Member] | Common [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
Rio Tinto Fer et Titane Inc. [Member] | Class B preference [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
Rio Tinto Fer et Titane Inc. [Member] | CAD 0.01 preferred [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
Rio Tinto Alcan Inc. [Member] | Common [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
Diavik Diamond Mines (2012) Inc. [Member] | Common [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
Simfer Jersey Limited [Member] | Ordinary [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		53.00%
Group interest (%)		53.00%	53.00%
Non-controlling interest (%)		47.00%
Simfer S.A. [Member]
Disclosure of subsidiaries [line items]
Group interest (%)		85.00%	85.00%
Non-controlling interest (%)			45.05%
Proportion of indirect ownership interest in subsidiary		45.05%
QIT Madagascar Minerals SA [Member]
Disclosure of subsidiaries [line items]
Group interest (%)			80.00%
Portion of additional economic interest held through non voting investment		5.00%
Portion of economic interest held through non voting investment		85.00%
Proportion of voting rights held by non-controlling interests		20.00%
QIT Madagascar Minerals SA [Member] | Common [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		80.00%
Group interest (%)		80.00%
QIT Madagascar Minerals SA [Member] | Common Shares And Investment Certificates [Member]
Disclosure of subsidiaries [line items]
Non-controlling interest (%)		15.00%
QIT Madagascar Minerals SA [Member] | Investment certificates [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
QIT Madagascar Minerals SA [Member] | Voting certificates [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		80.00%
Group interest (%)		80.00%
Non-controlling interest (%)		20.00%
Turquoise Hill Resources Ltd [Member]
Disclosure of subsidiaries [line items]
Group interest (%)		50.79%
Turquoise Hill Resources Ltd [Member] | Oyu Tolgoi Llc [Member]
Disclosure of subsidiaries [line items]
Group interest (%)		66.00%
Turquoise Hill Resources Ltd(including Oyu Tolgoi LLC) [Member]
Disclosure of subsidiaries [line items]
Group interest (%)		51.00%
Turquoise Hill Resources Ltd(including Oyu Tolgoi LLC) [Member] | Common [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		50.79%
Group interest (%)		50.79%
Non-controlling interest (%)		49.21%
Richards Bay Titanium (Proprietary) Limited [Member] | B Ordinary, B Preference, and Parent Preference [Member]
Disclosure of subsidiaries [line items]
Group interest (%)		74.00%
Non-controlling interest (%)		26.00%
Richards Bay Titanium (Proprietary) Limited [Member] | B Ordinary [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Richards Bay Titanium (Proprietary) Limited [Member] | B preference [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Richards Bay Titanium (Proprietary) Limited [Member] | Parent Preference [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Richards Bay Mining (Proprietary) Limited [Member] | B Ordinary, B Preference, and Parent Preference [Member]
Disclosure of subsidiaries [line items]
Group interest (%)		74.00%
Non-controlling interest (%)		26.00%
Richards Bay Mining (Proprietary) Limited [Member] | B Ordinary [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Richards Bay Mining (Proprietary) Limited [Member] | B preference [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Richards Bay Mining (Proprietary) Limited [Member] | Parent Preference [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration) [Member] | Common [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
U.S. Borax Inc. [Member] | Common [Member]
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (%)		100.00%
Robe River [Member] | North Mining Limited [Member]
Disclosure of subsidiaries [line items]
Goodwill		$ 349	$ 351